Financial instruments - Offsetting of Derivatives (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Derivatives - assets
Gross amount of financial instruments as presented upon balance sheet	€ 1.9	€ 20.1
Related financial instruments that are offset	(1.9)	(12.2)
Net amount	0.0	7.9
Derivatives - liabilities
Gross amount of financial instruments as presented upon balance sheet	(110.0)	(60.3)
Related financial instruments that are offset	1.9	12.2
Net amount	€ (108.1)	€ (48.1)